Property and Equipment (Details Narrative) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 42,101	$ 130,035	$ 143,818	$ 97,169
Delivery trucks and vehicles		783,511	783,511	72,342
Accumulated depreciation		176,178	176,178	603
Proceeds from sale of property and equipment		81,000	81,000
Reduction in notes payable			330,709	56,933
Loss on disposal of property and equipment		$ 195,624	$ 195,624	$ 14,816